Supplement to the John Hancock Income Funds Prospectus
                              Dated October 1, 2002


John Hancock Government Income Fund
John Hancock Investment Grade Bond Fund

For each of the funds referenced above, the "Portfolio Managers" section has been deleted and replaced with the following:

         PORTFOLIO MANAGERS

         Barry H. Evans, CFA
         -------------------
          Joined fund team in 1995
         Dawn M. Baillie
         ---------------
          Joined fund team in 1998
         Jeffrey N. Given, CFA
         ---------------------
          Joined fund team in 1998

On page 25, the following Management Biography has been added:

Jeffrey N. Given, CFA
---------------------
Senior Portfolio Officer
Joined John Hancock Advisers in 1993
Began business career in 1993

June 1, 2003

INCPS 6/03